28. Leases (Details 1) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Leases Details 1Abstract
Total lease expenses	$ 125,157	$ 126,098	$ 126,193